Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Current	$ 2,700	$ 2,190
Non-current lease liabilities	12,587	14,603
Lease liabilities	$ 15,287	$ 16,793